(18) PRIVATE PENSION PLAN (Details 7)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Nominal Discount Rate For Actuarial Liabilities [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	9.10%	9.51%	10.99%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Nominal Return Rate On Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	9.10%	9.51%	10.99%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Rate Of Nominal Salary Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	5.56%	6.08%	7.00%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Rate Of Nominal Benefits Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	4.00%	4.00%	5.00%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Long-Term Inflation Rate (Basis For Determining The Nominal Rates Above) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	4.00%	4.00%	5.00%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | General Biometric Mortality [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	AT-2000 (-10)	AT-2000 (-10)	AT-2000 (-10)
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Biometric Table For The Onset Of Disability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	Low Light	Low Light	Low Light
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Expected Turnover Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	ExpR_2012	ExpR_2012	ExpR_2012**
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Likelihood Of Reaching Retirement Age [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	After 15 years of filiation and 35 years of service time for men and 30 years of service time for women	100% when a beneficiary of the plan first becomes eligible	100% when a beneficiary of the plan first becomes eligible
Rio Grande Energia S.A. [Member] | Nominal Discount Rate For Actuarial Liabilities [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	9.30%	9.51%	10.99%
Rio Grande Energia S.A. [Member] | Nominal Return Rate On Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	9.30%	9.51%	10.99%
Rio Grande Energia S.A. [Member] | Estimated Rate Of Nominal Salary Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	6.13%	6.13%	8.15%
Rio Grande Energia S.A. [Member] | Estimated Rate Of Nominal Benefits Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	4.00%	4.00%	5.00%
Rio Grande Energia S.A. [Member] | Estimated Long-Term Inflation Rate (Basis For Determining The Nominal Rates Above) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	4.00%	4.00%	5.00%
Rio Grande Energia S.A. [Member] | General Biometric Mortality [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015
Rio Grande Energia S.A. [Member] | Biometric Table For The Onset Of Disability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	Medium Light	Medium Light	Medium Light
Rio Grande Energia S.A. [Member] | Expected Turnover Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	Null	Null	Null
Rio Grande Energia S.A. [Member] | Likelihood Of Reaching Retirement Age [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	100% when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Nominal Discount Rate For Actuarial Liabilities [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	9.10%	9.51%	10.99%
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Nominal Return Rate On Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	9.10%	9.51%	10.99%
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Estimated Rate Of Nominal Salary Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	5.97%	6.10%	7.29%
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Estimated Rate Of Nominal Benefits Increase [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	4.00%	4.00%	5.00%
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Estimated Long-Term Inflation Rate (Basis For Determining The Nominal Rates Above) [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial calculation assumptions consideration	4.00%	4.00%	5.00%
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | General Biometric Mortality [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	BR-EMS sb v.2015	BR-EMS sb v.2015	BR-EMS sb v.2015
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Biometric Table For The Onset Of Disability [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	Medium Light	Medium Light	Medium Light
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Expected Turnover Rate [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	Null	Null	Null
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member] | Likelihood Of Reaching Retirement Age [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Description of actuarial calculation assumptions consideration	100% when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible